Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 12,502	$ 450,868	$ 1,241,487
Accounts recievable	994,822	234,309	0
Inventory	199,486	263,871	0
Prepaid expenses	43,810	35,769	29,643
Other current assets	210	210	0
Total current assets	1,250,830	985,028	1,271,130
Furniture and Equipment - net	129,428	127,521	132,609
Other assets:
Patent - net	87,992	83,174	46,419
Debt issue costs - net	6,036
GE trademark license - net	6,515,050	7,123,746	9,565,217
Other assets	65,714	65,714	65,714
Total other assets	6,674,792	7,287,239	9,839,296
Total assets	8,055,050	8,399,788	11,243,035
Current liabilities:
Accounts payable & accrued expenses	1,242,051	807,798	1,041,741
Convertible debt - net of debt discount $474,283 and $970,140 at December 31, 2015 and December 31, 2014 respectively	3,926,902	3,989,950	1,223,982
Convertible debt - related parties - net of discount $0 and $23,001 at December 31, 2015 and December 31, 2014 respectively	50,000	50,000	26,999
Notes payable-current portion	109,252	107,944	98,086
Advances from related party	500,000	0
Derivative liabilities	22,160,974	24,157,838	5,140,758
Other current liabilities	43,718	46,010	78,622
Total current liabilities	28,032,897	29,159,540	7,610,188
Long term liabilities:
Convertible debt - net of $1,582,087 debt discount	165,420	0	688,013
Notes payable	11,679,557	193,800	307,009
GE royalty obligation	11,844,977	11,795,855	12,000,000
Total long term liabilities	39,877,874	11,989,655	12,995,022
Total liabilities		41,149,195	20,605,210
Stockholders' deficit:
Common stock: $0 par value, 500,000,000 shares authorized; 41,501,251 snd 35,750,000 shares issued and outstanding at December 31, 2015 and December 31, 2014 respectively	4,056,601	2,892,078	189,900
Common stock to be issued		625,000	13,812
Additional paid-in capital	6,472,427	6,472,427	6,282,814
Accumulated deficit	(42,316,410)	(42,703,470)	(15,813,260)
Total Stockholders' deficit	(31,787,382)	(32,713,965)	(9,326,733)
Noncontrolling interest	(35,442)	(35,442)	(35,442)
Total Deficit	(31,822,824)	(32,749,407)	(9,362,175)
Total liabilities and stockholders' deficit	$ 8,055,050	$ 8,399,788	$ 11,243,035